Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes

Note 9. Income Taxes

The components of income tax expense (benefit) are as follows:

	For the	For the
	Year Ended	Year Ended
	December 31, 2013	December 31, 2012
Current:
Federal	$-	$-
State	-	-
	-	-
Deferred:
Federal	-	-
State	-	-
	-	-
Total Income tax expense (benefit)	$-	$-

Significant components of the Company’s deferred income tax assets and liabilities are as follows:

	December 31, 2013	December 31, 2012
Deferred tax assets:
Net operating loss carryover	$625,396	$407,818
Accounts receivable	1,238	1,238
Fixed Assets	16,520	11,748
Total deferred tax assets	643,154	420,804

Deferred tax liabilities:
Property and equipment	-	-
Total deferred tax liabilities	-	-

Deferred tax assets, net	643,154	420,804

Valuation allowance:
Beginning of year	(420,804)	(412,519)
(Increase) decrease during year	(222,350)	(8,285)
Ending balance	(643,154)	(420,804)

Net deferred tax asset	$-	$-

A valuation allowance is established if it is more likely than not that all or a portion of the deferred tax asset will not be realized. The Company recorded a valuation allowance in 2013 and 2012 due to the uncertainty of realization. Management believes that based upon its projection of future taxable operating income for the foreseeable future, it is more likely than not that the Company will not be able to realize the tax benefit associated with deferred tax assets. The net change in the valuation allowance during the years ended December 31, 2013 and 2012 was an increase of $222,350 and $8,285, respectively.

At December 31, 2013, the Company had $1,616,596 of net operating loss carryforwards which will expire from 2028 to 2033. The Company believes its tax positions are all highly certain of being upheld upon examination. As such, the Company has not recorded a liability for unrecognized tax benefits. As of December 31, 2013, tax years 2010 through 2012 remain open for IRS audit. The Company has received no notice of audit from the Internal Revenue Service for any of the open tax years.

A reconciliation of income tax computed at the U.S. statutory rate to the effective income tax rate is as follows:

	For the	For the
	Year Ended	Year Ended
	December 31, 2013	December 31, 2012
Statutory U.S. federal income tax rate	34.0%	34.0%
State income taxes, net of federal tax benefit	4.7%	4.7%
Permanent differences	-0.2%	-
Change in valuation allowance	-38.5%	-38.7%
Effective income tax rate	0.0%	0.0%